Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (Inducement Plan)
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	0.3831
Maximum Aggregate Offering Price	$ 574,650.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 49.99
Offering Note	(a) Represents an additional 1,500,000 shares of common stock, par value $0.001 per share ("Common Stock"), of Westwater Resources, Inc. (the "Registrant") reserved for issuance under the Westwater Resources, Inc. Employment Inducement Incentive Award Plan, as amended (the "Inducement Plan"), as a result of the Second Amendment to the Inducement Plan. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock of the Registrant as may become available for issuance pursuant to the Inducement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high ($0.3942) and low ($0.3720) sales prices per share of the Registrant's Common Stock as reported on the NYSE American on November 6, 2026.